Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies Policies
Nature Of Operation

Nature of Operations – First Federal of Northern Michigan Bancorp, Inc. (the “Company”) and its subsidiary, First Federal of Northern Michigan (the “Bank”), conduct operations in the northeastern lower peninsula of Michigan. The Company’s primary services include accepting deposits, making commercial, consumer and mortgage loans, and engaging in mortgage banking activities.

Principles of Consolidation

Principles of Consolidation - The consolidated financial statements include the accounts of First Federal of Northern Michigan Bancorp, Inc., First Federal of Northern Michigan, and the Bank’s wholly owned subsidiary, Financial Services & Mortgage Corporation (“FSMC”). FSMC invested in real estate, which includes leasing, selling, developing, and maintaining real estate properties. The 2014 activity of FFNM Agency, Inc. was to collect the stream of income associated with the sale of the Blue Cross/Blue Shield override business to an outside party and, to a lesser extent, the collection of commissions for the sale of non-insured investment products. The final override commission payment was collected in April of 2014 and as a result, this subsidiary was dissolved as of December 31, 2014. All significant intercompany balances and transactions have been eliminated in the consolidation.

Use of Estimates

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan and lease loss (“ALLL”), the valuation of investment securities, intangible and deferred tax assets, and mortgage servicing rights.

Significant Group Concentrations of Credit Risk

Significant Concentrations of Credit Risk - Most of the Company’s activities are with customers located within the northeastern lower peninsula of Michigan. Note 3 discusses the types of securities in which the Company invests. Note 4 discusses the types of lending in which the Company engages. The Company does not have any significant concentrations to any one industry or customer.

Cash and Cash Equivalents

Cash and Cash Equivalents - For the purpose of the consolidated statements of cash flows, cash and cash equivalents include cash and balances due from depository institutions and federal funds sold and interest bearing deposits in other depository institutions which mature within ninety days when purchased.

Securities

Securities – Debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost. Securities not classified as held to maturity, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income net of applicable income taxes. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. When evaluating investment securities consideration is given to the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, whether the market decline was affected by macroeconomic conditions and whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. In analyzing an issuer’s financial condition, the Company may consider whether the securities are issued by the federal government or its agencies, or U.S. Government sponsored enterprises, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer’s financial condition. The assessment of whether another-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If an entity intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment. If a security is determined to be other-than-temporarily impaired, but the entity does not intend to sell the security, only the credit portion of the estimated loss is recognized in earnings, with the other portion of the loss recognized in other comprehensive income.

Federal Home Loan Bank Stock

Federal Home Loan Bank Stock – Federal Home Loan Bank (FHLB) Stock is carried at cost and is held to allow the Bank to conduct business with the entity. Federal Home Loan Bank sells and purchases its stock at par; therefore cost approximates fair market value.

Mortgage Banking Activities

Mortgage Banking Activities – The Company routinely sells to investors its originated long-term residential fixed-rate mortgage loans. Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Mortgage loans held for sale are generally sold with the mortgage servicing rights retained by the Company. The carrying value of mortgage loans sold is reduced by the cost allocated to the associated mortgage servicing rights. Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold.

The Company enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding, also known as rate lock commitments. Rate lock commitments on residential mortgage loans that are intended to be sold are considered to be derivatives. Fair value is based on fees currently charged to enter into similar agreements. The fair value of rate lock commitments was insignificant at December 31, 2014 and 2013.

The Company uses forward contracts as part of its mortgage banking activities. Forward contracts provide for the delivery of financial instruments at a specified future date and at a specified price or yield. The fair value of forward contracts was insignificant at December 31, 2014 and 2013.

Loans

Originated Loans - The Company grants mortgage, commercial, and consumer loans to customers. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs, the ALLL, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield over the contractual life of the loan.

The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected, for loans that are placed on nonaccrual or charged off, is reversed against interest income. The interest on these loans is accounted for on the cash basis or cost recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans Acquired in a Business Combination

Loans Acquired in a Business Combination – Loans acquired in a business combination (acquired loans) consist of loans acquired on August 8, 2014 in the merger with Bank of Alpena. Acquired loans are recorded at fair value as of the acquisition date without a carryover of the associated allowance for loan losses related to these loans, through a fair value discount that was, in part, attributed to credit quality. The estimate of the expected credit losses was determined based on due diligence performed by executive and senior management of the Company. The fair value discount was recorded as a reduction to the acquired loans’ outstanding principal balance in the consolidated financial statements on the merger date.

The Company accounts for acquired loans, which are recorded at fair value at acquisition, in accordance with ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality (ASC 310-30). Under the provisions of ASC 310-30, the Company evaluated each loan individually and determined that loans with an outstanding principal balance of $5.9 million exhibited deteriorated credit quality, and therefore, met the criteria set forth in ASC 310-30. None of the loans acquired were classified as debt securities.

In accordance with ASC 310-30 with Company elected to evaluate each loan individually for expected future cash flows. Loans will be removed from the acquired loan segment in the event of sale, foreclosure, pay off or being written off as uncollectable. The Company estimates the cash flow to be collected over the remaining life of the loan on a quarterly basis based on a set of assumptions including expectations as to default rates, prepayment rates, and expected loss rates. The Company makes numerous assumptions, interpretations and judgments using internal and third-party credit quality information when determining the probability of collecting all contractual required payments. This is a point in time assessment and inherently subjective due to the nature of the available information and judgment involved.

The calculation of the fair value of the acquired loans entails estimating the amount and timing of cash flows attributable to both principal and interest expected to be collected on each individual loan, and then discounting those cash flows at a market interest rate. The excess of a loan’s expected cash flow at the acquisition date over its estimated fair value is commonly referred to as “accretable yield”, which is recognized into interest income over the remaining life of the loan on a level-yield basis. The difference between an individual loan’s contractual required principal and interest as of the merger date and the expected cash flows as of the same date is commonly referred to as “nonaccretable difference”, which includes an estimate of future credit losses expected to be incurred over the remaining life of the loan and interest payments that are not expected to be collected. A decrease to the expected cash flows of a loan in subsequent periods will require the Company to record a provision for loan loss. Improvements to expected cash flows of a loan in subsequent periods will result in reversing a portion of the nonaccretable difference, which is then classified as a part of the accretable yield and subsequently recognized into interest income over the estimated remaining life of the loan. A loan will be removed from the acquired loan segment through any one of the following avenues, foreclosed, paid off or written off.

Allowance for Loan and Lease Losses (ALLL)

Allowance for Loan and Lease Losses (ALLL) - The ALLL is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The ALLL is evaluated on a regular basis by management and is based on management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific and general components. The specific component relates to loans that are classified as doubtful, substandard or special mention. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent. Large groups of homogeneous loans are collectively evaluated for impairment. The Company does not separately identify individual consumer and residential loans for impairment disclosures until a loss is imminent.

Troubled debt restructuring of loans is undertaken to improve the likelihood that the loan will be repaid in full under the modified terms in accordance with a reasonable repayment schedule. All modified loans are evaluated to determine whether the loans should be reported as a Troubled Debt Restructure (TDR). A loan is a TDR when the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower by modifying or renewing a loan that the Company would not otherwise consider. To make this determination, the Company must determine whether (a) the borrower is experiencing financial difficulties and (b) the Company granted the borrower a concession. This determination requires consideration of all of the facts and circumstances surrounding the modification. An overall general decline in the economy or some deterioration in a borrower’s financial condition does not automatically mean the borrower is experiencing financial difficulties.

Loan Servicing

Loan Servicing – Servicing assets are recognized as separate assets when rights are retained through the sale of originated residential mortgage loans. Capitalized servicing rights are reported in other assets and are amortized against non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights into tranches based on predominant characteristics, such as interest rate, loan type and investor type. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or on a valuation model that calculates the present value of estimated future net servicing income using market based assumptions. Temporary impairment is recognized through a valuation allowance for an individual stratum to the extent that fair value is less than the capitalized amount for the stratum. If it is later determined that all or a portion of the temporary impairment no longer exists, the valuation allowance is reduced through a recovery of income. An other-than-temporary impairment results in a permanent reduction to the carrying value of the servicing asset. Servicing income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal, or a fixed amount per loan and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income.

Foreclosed Assets (Including Other Real Estate Owned)

Foreclosed Assets (Including Other Real Estate Owned) - Foreclosed real estate held for sale is carried at the lower of fair value minus estimated costs to sell. Costs of holding foreclosed real estate are charged to expense in the current period, except for significant property improvements, which are capitalized. Valuations are periodically performed by management and an allowance is established by a charge to non-interest expense if the carrying value exceeds the fair value minus estimated costs to sell. Foreclosed real estate is classified as other real estate owned. The net income from operations of foreclosed real estate held for sale is reported in non-interest income.

Property and Equipment

Property and Equipment - These assets are recorded at cost, less accumulated depreciation. The Bank uses the straight-line method of recording depreciation for financial reporting. The depreciable lives used by the Company are: land improvements 7-10 years, buildings 7-40 years and equipment 3-10 years. Maintenance and repairs are charged to expense and improvements are capitalized.

Bank Owned Life Insurance

Bank Owned Life Insurance - The Bank has purchased life insurance policies on certain key officers. Bank-owned life insurance is recorded at its cash surrender value, or the amount that can be realized.

Intangible Assets

Intangible Assets – The Company has in the past purchased one or more branches from other financial institutions. The analysis of these branch acquisitions led the Company to conclude that in each case, we acquired a business and therefore, the purchase price generally includes the intangible value of the depositor relationships acquired, referred to as core deposit intangible assets. The expected life for core deposit intangible asset is based on the type of products acquired. The amortization periods range from 10 to 15 years and are based on the expected life of the products and relationships. The expected life was determined based on an analysis of the life of similar products within the Company and local competition in the markets where the branches were acquired. The core deposit intangible assets, related to branch purchases, were amortized on a straight line basis.

In conjunction with the merger with Bank of Alpena, the Company established a $1.4 million core deposit intangible asset. This intangible asset is being amortized over a 10 year period on an accelerated basis. The core deposit intangible is analyzed quarterly for impairment.

On June 12, 2003, First Federal of Northern Michigan acquired 100% of the stock of the InsuranCenter of Alpena (ICA).

On February 27, 2009 the Company announced that it had sold the majority of the assets of the InsuranCenter of Alpena.

At the time of the sale, goodwill of $600 continued to be recorded relating to certain assets of the Company that were not sold in the sale of ICA. The assets retained relate to a future stream of commissions. Management computed an estimated cash flow on this commission using a 6.0% discount rate and determined a fair value of $600. Since the $600 allocation of fair value relates to a finite life asset, the Company re-characterized the goodwill as an amortizable intangible and began amortizing the asset in March, 2009. Pursuant to the agreement, the Company received the final override commission payment in April, 2014.

Income Taxes

Income Taxes - Deferred income tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company records a valuation allowance if it believes, based on available evidence, that it is “more likely than not” that the future tax assets recognized will not be realized before their expiration. Realization of the Company’s deferred tax assets is primarily dependent upon the generation of a sufficient level of future taxable income.

At December 31, 2014 and 2013, management did not believe it was more likely than not that all of the deferred tax assets would be realized. Accordingly, at December 31, 2014 and 2013 a valuation allowance of $3.1 million and $3.2 million was recorded, respectively.

The net deferred tax asset recorded at December 31, 2014 and 2013 was $851 and $799. See Note 10 for additional information.

Off Balance Sheet Instruments

Off Balance Sheet Instruments - In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under credit card arrangements, commercial letters of credit and standby letters of credit. For letters of credit, a liability is recorded for the fair value of the obligation undertaken in issuing the guarantee.

Comprehensive Income

Comprehensive Income - Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income. Certain changes in assets and liabilities, however, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component in the equity section of the consolidated statement of financial condition. Such items, along with net income, are components of comprehensive income.

Accumulated other comprehensive income consists solely of unrealized gains and losses on available for sale securities, reported net of tax of $222 and ($83) at December 31, 2014 and December 31, 2013, respectively.

Stock-Based Compensation

Stock-Based Compensation – The Company’s stock based compensation plans are described in detail in Note 12 (Employee Benefit Plans). Compensation expense is recognized for stock options and unvested (restricted) stock awards issued to employees, based on the fair value of these awards at the date of grant. A Black Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common shares at the date of grant is used to estimate the fair value of unvested (restricted) stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period for stock option awards and as the unvested period for nonvested (restricted) stock awards. Certain of theCompany’s share-based awards contain terms that provide for a graded vesting schedule whereby portions of the award vest in increments over the requisite service period.

The Company granted no options in 2014 and 2013. Compensation costs related to stock options charged to earnings were $0 in 2014 and 2013, respectively.

Earnings Per Common Share

Earnings Per Common Share – Basic earnings per common share is computed by dividing net income by the average number of common shares outstanding during the period. The Company uses the treasury stock method to compute diluted earnings per share, which assumes that proceeds from the assumed exercise of stock options would be used to purchase common stock at the average market price during the period. As of December 31, 2014, 136,030 options were not considered dilutive, due to the fact that the option price exceeded the fair value of the shares.

Earnings per common share have been computed based on the following:

	December 31,
	2014	2013

Net income	$2,249	$55

Average number of common shares outstanding	3,218,926	2,884,049
Effect of dilutive options	—	—
Average number of common shares outstanding used to calculate diluted earnings per common share	3,218,926	2,884,049

Recent Accounting Pronouncements

Recent Accounting Pronouncements - The Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2014-09 (ASU 2014-09), “Revenue from Contracts with Customers (Topic 606)”. ASU 2014-09 adopts a standardized approach for revenue recognition and was a joint effort with the International Accounting Standards Board (IASB). The new revenue recognition standard is based on a core principle of recognizing revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 does not apply to financial instruments. ASU 2014-09 is effective for public entities for reporting periods beginning after December 15, 2016 (therefore, for the year ending December 31, 2017 for the Company). Early implementation is not allowed for public companies. Management is currently assessing the impact to the Company’s consolidated financial statements.

The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-04, Receivables – Troubled Debt Restructurings by Creditors (Subtopic 310-40) – Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. The ASU clarifies that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. The ASU is effective for public entities for reporting beginning after December 15, 2014 (therefore, for the year ending December 31, 2015 for the Company). The ASU can be adopted using either a modified retrospective transition method or a prospective transition method. Adoption of this update is not expected to have a material effect on the consolidated financial statements.